Research and Development Expenses (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Research and Development Expenses.
Employee compensation	¥ 2,761,585		¥ 1,339,965
Design and development expenses	1,660,395		584,921
Rental and related expenses	76,408		34,496
Depreciation and amortization expenses	62,371		38,635
Travel expenses	54,304		33,591
Others	94,878		24,790
Total	¥ 4,709,941	$ 662,113	¥ 2,056,398